UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 9-30-05.

Check here if Amendment [  ]; Amendment Number __________
  This Amendment:	[  ] is a restatement.
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Scott & Selber, Inc.
Address:	5075 Westheimer, Suite 799
	Houston, Texas 77056

Form 13F File Number:  028-11046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Jack I. Selber, C.F.A.
Title:	President
Phone:	(713) 850-1717

Signature, Place, and Date of Signing:

Jack I. Selber		Houston, Texas


Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

Form 13F File Number		Name

028-11046		Scott & Selber, Inc. 		10-25-05

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  70

Form 13F Information Table Value Total:  111979 (thousands)


List of Other Included Managers:
NONE


028-11406		Scott & Selber, Inc.

Form 13F Information Table

                               Title of            Value   Shares oSH/     Put/    Invt    Other   Voting Authority
Name of Issuer                 Class   Cusip       (x1000) Prn Amt PRN     Call    Disc    Mgrs      Sole   Shared   None
-------------------------------------------------  --------------------    ----    ------  ----    ------------------------

Advanced Medical Optics        COM     00763M108       2611   68810SH              Sole               68810
American Express               COM     025816109       2597   51280SH              Sole               51280
Ameriprise Financial           COM     03076C106        367   10256SH              Sole               10256
Apple Computer                 COM     037833100       3439   64140SH              Sole               64140
Applied Materials              COM     038222105       1994  117550SH              Sole              117550
Arris Group                    COM     04269Q100       1869  157550SH              Sole              157550
Bank of America Corp           COM     060505104       1762   41845SH              Sole               41845
W R Berkley Corp               COM     084423102       2805   71049SH              Sole               71049
Blackrock 2008 Calif Ins Term  COM     09247G108        791   50100SH              Sole               50100
Blackrock Insured Muni Target  COM     09247K109       4162  264081SH              Sole              264081
Blackrock New York Ins Mun Ter COM     09247L107        804   51617SH              Sole               51617
Broadcom Corp A                COM     111320107       2614   55715SH              Sole               55715
Caremark Rx                    COM     141705103        325    6500SH              Sole                6500
Chevron Corp                   COM     166764100        420    6492SH              Sole                6492
Coach Inc                      COM     189754104        279    8904SH              Sole                8904
Coca-Cola Co                   COM     191216100        623   14428SH              Sole               14428
Cohen & Steers Sel Utility Fun COM     19248A109       2650  120782SH              Sole              120782
ConocoPhillips                 COM     20825C104       3251   46502SH              Sole               46502
CONSOL Energy                  COM     20854P109       2838   37205SH              Sole               37205
Coventry Health Care           COM     222862104       3769   43815SH              Sole               43815
Duke Energy                    COM     264399106       2094   71792SH              Sole               71792
Eaton Vance Senior Income Trus COM     27826S103        200   25100SH              Sole               25100
Emerson Corp                   COM     291011104        215    3000SH              Sole                3000
Ennis Inc                      COM     293389102        227   13486SH              Sole               13486
Exxon Mobil                    COM     30231G102       4120   64837SH              Sole               64837
Federated Premier Inter Muni I COM     315642108        135   10025SH              Sole               10025
Fortune Brands                 COM     349631101       2247   27631SH              Sole               27631
Franklin Universal Trust       COM     355145103        310   49800SH              Sole               49800
Genentech Inc                  COM     368710406       1446   17175SH              Sole               17175
General Electric               COM     369604103        308    9140SH              Sole                9140
Genesis Microchip              COM     37184C103       1207   54975SH              Sole               54975
Gillette Co                    COM     375766102        213    3652SH              Sole                3652
Google Inc Class A             COM     38259P508       2503    7910SH              Sole                7910
Johnson & Johnson              COM     478160104        890   14062SH              Sole               14062
Jupitermedia Corporation       COM     48207D101       2873  162228SH              Sole              162228
Kellogg Co                     COM     487836108       1916   41545SH              Sole               41545
Kinder Morgan Inc              COM     49455P101       2687   27942SH              Sole               27942
L-3 Communications Holdings    COM     502424104       2296   29042SH              Sole               29042
Lowes Companies                COM     548661107       2278   35380SH              Sole               35380
MFS Government Markets Income  COM     552939100        886  132900SH              Sole              132900
Manor Care                     COM     564055101       3059   79640SH              Sole               79640
Medtronic Inc                  COM     585055106       1421   26500SH              Sole               26500
Nuveen Pfd and Convertible Inc COM     67073B106        371   29400SH              Sole               29400
Nuveen Pfd and Convertible Inc COM     67073D102        303   24200SH              Sole               24200
Oracle Systems                 COM     68389X105       1368  110300SH              Sole              110300
Patriot Scientific Corp        COM     70336N107          1   10000SH              Sole               10000
PepsiCo Inc                    COM     713448108       2113   37253SH              Sole               37253
Pfizer Inc                     COM     717081103        297   11886SH              Sole               11886
Procter & Gamble               COM     742718109       2306   38785SH              Sole               38785
Putman Investment Grade Munici COM     746805100        139   14500SH              Sole               14500
Putnam Master Intermed Income  COM     746909100        479   76575SH              Sole               76575
Putnam Tax-Free Health Care Fu COM     746920107        646   53200SH              Sole               53200
ResMed Inc                     COM     761152107       2111   26500SH              Sole               26500
Respironics                    COM     761230101       2121   50290SH              Sole               50290
SBC Communications Inc         COM     78387G103        230    9608SH              Sole                9608
Scientific-Atlanta             COM     808655104       2873   76605SH              Sole               76605
ServiceMaster Company          COM     81760N109       3025  223430SH              Sole              223430
Texas Instruments              COM     882508104       2910   85850SH              Sole               85850
VCA Antech Inc                 COM     918194101       2807  110000SH              Sole              110000
Van Kampen Senior Income Trust COM     920961109        220   27700SH              Sole               27700
WebEx Communications Inc       COM     94767L109       1188   48490SH              Sole               48490
WellPoint Health Networks      COM     94973V107       1428   18835SH              Sole               18835
Wells Fargo                    COM     949746101        250    4274SH              Sole                4274
Whole Foods Market Inc         COM     966837106       1558   11590SH              Sole               11590
Wyeth                          COM     983024100        213    4600SH              Sole                4600
XM Satellite Radio A           COM     983759101       2769   77100SH              Sole               77100
Yum Brands Inc                 COM     988498101        205    4240SH              Sole                4240
Zimmer Holdings Inc            COM     98956P102       2584   37510SH              Sole               37510
Zions Bancorp                  COM     989701107       2578   36197SH              Sole               36197
Noble Drilling Corp            COM     G65422100       1385   20225SH              Sole               20225